OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Components of derivative liabilities

	Notes	December 31, 2024	December 31, 2023
Hedge derivatives	20(b)(i)	$9.8	$9.2
Non-hedge derivatives		—	1.9
Yatela liability	(a)	18.5	18.5
Other liabilities		0.1	—
		$28.4	$29.6
Current portion of other liabilities		$27.7	$29.6
Non-current portion of other liabilities		0.7	—
		$28.4	$29.6